Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2021
Marketwise, LLC
Cash and Cash Equivalents [Line Items]
Supplemental Cash Flow Information	Supplemental Cash Flow Information
Supplemental cash flow disclosures are as follows:

	Six Months Ended June 30,
	2021	2020
Supplemental Disclosures of Cash Flow Information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(875)	$(1,694)
Operating lease right-of-use assets obtained in exchange for lease obligations from acquisitions	(398)	—

	As of June 30,
	2021	2020
Reconciliation of Cash and Cash Equivalents and Restricted Cash:
Cash and cash equivalents	$241,532	$119,479
Restricted cash	500	504
Total	$242,032	$119,983
Supplemental Cash Flow Information
Supplemental cash flow disclosures are as follows:

	Year Ended December 31,
	2020	2019	2018
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	$339	$366	$1,165
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	(2,767)	(3,106)	(2,880)
Operating lease right-of-use assets obtained in exchange for lease obligations	(409)	(5,051)	—

Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Property and equipment included in accounts payable	$—	$1,010	$—

Reconciliation of Cash and Cash Equivalents and Restricted Cash:
Cash and cash equivalents	$114,422	$170,520	$132,237
Restricted cash	505	1,564	633
Total	$114,927	$172,084	$132,870